General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of General And Administrative Expenses [Abstract]
Payroll, salaries and associated expenses	$ 35,755	$ 20,807	$ 16,310
Professional services	10,714	7,714	5,282
Office and maintenance	2,889	2,520	2,120
Management and director fees	1,097	644	955
Insurance	1,017	1,808	2,655
Computer services	2,941	2,314	1,548
Others	3,542	3,040	2,486
Total	$ 57,955	$ 38,847	$ 31,356